INVESTMENTS IN MARKETABLE DEBT SECURITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INVESTMENTS IN MARKETABLE DEBT SECURITIES
Amortized Cost	$ 208,751	$ 88,945	$ 315,359
Gross Unrealized gain	352	97	115
Gross Unrealized Loss	(219)	(111)	(3,360)
Estimated Fair value	208,884	88,931	312,114
Asset backed securities
INVESTMENTS IN MARKETABLE DEBT SECURITIES
Amortized Cost	6,400	1,962	30,408
Gross Unrealized gain	4
Gross Unrealized Loss		(29)	(635)
Estimated Fair value	6,404	1,933	29,773
Canada treasury securities
INVESTMENTS IN MARKETABLE DEBT SECURITIES
Amortized Cost			1,999
Gross Unrealized Loss			(7)
Estimated Fair value			1,992
Commercial paper
INVESTMENTS IN MARKETABLE DEBT SECURITIES
Amortized Cost	7,592		22,925
Gross Unrealized gain	1
Estimated Fair value	7,593		22,925
Corporate bonds
INVESTMENTS IN MARKETABLE DEBT SECURITIES
Amortized Cost	87,591	14,211	108,337
Gross Unrealized Loss	(163)	(82)	(1,682)
Estimated Fair value	87,428	14,129	106,655
Treasury bill
INVESTMENTS IN MARKETABLE DEBT SECURITIES
Amortized Cost	5,925
Gross Unrealized gain	3
Estimated Fair value	5,928
Supranational securities
INVESTMENTS IN MARKETABLE DEBT SECURITIES
Amortized Cost			8,459
Gross Unrealized Loss			(51)
Estimated Fair value			8,408
U.S. agencies securities
INVESTMENTS IN MARKETABLE DEBT SECURITIES
Amortized Cost			13,994
Gross Unrealized Loss			(402)
Estimated Fair value			13,592
U.S. treasury securities
INVESTMENTS IN MARKETABLE DEBT SECURITIES
Amortized Cost	8,039		24,012
Gross Unrealized Loss	(44)		(469)
Estimated Fair value	7,995		23,543
Yankee bonds
INVESTMENTS IN MARKETABLE DEBT SECURITIES
Amortized Cost	5,601	6,500	17,305
Gross Unrealized Loss	(12)		(114)
Estimated Fair value	5,589	6,500	17,191
Wealth management products
INVESTMENTS IN MARKETABLE DEBT SECURITIES
Amortized Cost	87,603	66,272	87,920
Gross Unrealized gain	344	97	115
Estimated Fair value	$ 87,947	$ 66,369	$ 88,035